Captive Insurance (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Captive Insurance Tables [Abstract]
Summary Financial Information on NCL	Summary financial information on NCL as of September 30, 2019 is:
Total assets	$68,741,297
Total liabilities	$34,086,013
Comprehensive income	$5,762,011
Summary financial information on NCL as of September 30, 2019 is:
Total assets	$68,741,297
Total liabilities	$34,086,013
Comprehensive income	$5,762,011

Schedule of Investments
NCL’s fiscal year end is September 30, 2019.

	June 30, 2020	December 31, 2019
Investment in NCL
Capital	$36,000	$36,000
Cash security	158,785	101,555
Investment income in excess of losses (incurred and reserves)	3,320	3,320
Total investment	$198,105	$140,875

NCL’s fiscal year end is September 30, 2019.

	2019	2018
Investment in NCL
Capital	$36,000	$36,000
Cash security	101,555	43,340
Investment income in excess of losses (incurred and reserves)	3,320	1,483
Total deferred tax assets	$140,875	$80,823